Financial Instruments - Summary of Derivative Contracts (Parenthetical) (Detail) - Derivative contract [member]	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Disclosure of Derivative Contracts [Line items]
Risk Variable	25.00%
Top of range [member]
Disclosure of Derivative Contracts [Line items]
Risk Variable	50.00%